SCHEDULE OF COMMON STOCK EXERCISABLE OR ISSUABLE FROM OUTSTANDING STOCK WARRANTS (Details) - shares	Mar. 31, 2025	Dec. 31, 2024
Unexercised common stock purchase warrants	146,405	146,405
Convertible preferred stock	2,465,953	2,125,807
Convertible notes payable	94,286	25,715
Promissory notes payable	1,515,493	245,082
Previously Reported [Member]
Unexercised common stock purchase warrants	732,024,518	732,024,518
Convertible preferred stock	12,329,766,446	10,629,032,613
Convertible notes payable	471,429,292	128,575,444
Promissory notes payable	7,577,465,753	1,225,410,959
Revision of Prior Period, Reclassification, Adjustment [Member]
Unexercised common stock purchase warrants	(731,878,113)	(731,878,113)
Convertible preferred stock	(12,327,300,493)	(10,626,906,806)
Convertible notes payable	(471,335,006)	(128,549,729)
Promissory notes payable	(7,575,950,260)	(1,225,165,877)